Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-Term Debt
Schedule Of Long-Term Debt

	2015	2014
	(In thousands)
Revolving credit facility, including swingline credit facility (weighted average combined interest rate of 2.0% and 2.2% as of December 31, 2015 and December 31, 2014, respectively)	$90,835	$137,292
5.125% Senior notes due August 2022	250,000	250,000
1.00% Convertible senior notes due December 2020, net of discount	234,564	225,370
Other	—	35
Total	575,399	612,697
Less: current portion	—	35
Total long-term debt, excluding current portion	$575,399	$612,662

Schedule of Interest Expense Related to Convertible Notes

	2015	2014	2013
	(In thousands)
Cash interest per contractual coupon rate	$2,875	$2,875	$288
Amortization of note discount	9,194	8,724	848
Amortization of deferred financing costs	559	518	48
Total interest expense related to Convertible Notes	$12,628	$12,117	$1,184

Schedule of Convertible Debt

	2015	2014
	(In thousands)
Principal balance	$287,500	$287,500
Discount, net of accumulated amortization	(52,936)	(62,130)
Net carrying amount of Convertible Notes	$234,564	$225,370

Schedule Of Maturities Of Long-Term Debt

2016	$—
2017	—
2018	—
2019	—
2020	378,335
Thereafter	250,000
Total	$628,335